Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stock (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stock-basic and diluted	$ (25,488,874)	$ (1,590,056)	$ (51,776,904)	$ (6,729,161)
Denominator:
Weighted average shares-basic and diluted	11,284,247	10,689,811	10,845,240	10,690,209
Net loss per share attributable to common stock-basic and diluted	$ (2.26)	$ (0.15)	$ (4.77)	$ (0.63)